Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lease revenues, excluding amortization	$ 21,830	$ 22,602	$ 66,224	$ 66,216
Time charter service revenues, excluding amortization	14,777	15,296	43,170	43,334
Amortization of above market contract intangibles	(694)	(916)	(2,358)	(2,716)	$ (3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue	0	0	0	64
Total revenues	35,913	36,982	107,036	106,898
Majority held FSRUs [Member]
Lease revenues, excluding amortization	21,830	22,602	66,224	66,216
Time charter service revenues, excluding amortization	14,777	15,296	43,170	43,334
Amortization of above market contract intangibles	(694)	(916)	(2,358)	(2,716)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue				64
Total revenues	35,913	36,982	107,036	106,898
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,476	6,476	19,285	19,215
Time charter service revenues, excluding amortization	3,738	3,710	12,245	10,700
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	682	634	2,031	1,986
Other revenue				0
Total revenues	10,896	10,820	33,561	31,901
Other Segments [Member]
Lease revenues, excluding amortization	0	0	0	0
Time charter service revenues, excluding amortization	0	0	0	0
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue				0
Total revenues	0	0	0	0
Total Segment Reporting [Member]
Lease revenues, excluding amortization	28,306	29,078	85,509	85,431
Time charter service revenues, excluding amortization	18,515	19,006	55,415	54,034
Amortization of above market contract intangibles	(694)	(916)	(2,358)	(2,716)	(3,631)
Amortization of deferred revenue for modifications & drydock	682	634	2,031	1,986
Other revenue				64
Total revenues	46,809	47,802	140,597	138,799
Eliminations [Member]
Lease revenues, excluding amortization	(6,476)	(6,476)	(19,285)	(19,215)
Time charter service revenues, excluding amortization	(3,738)	(3,710)	(12,245)	(10,700)
Amortization of above market contract intangibles	0	0	0	0	$ 0
Amortization of deferred revenue for modifications & drydock	(682)	(634)	(2,031)	(1,986)
Other revenue				0
Total revenues	$ (10,896)	$ (10,820)	$ (33,561)	$ (31,901)